Supplementary Oil and Gas Information - (Unaudited) - Net Proved Oil and Natural Gas Reserves (Detail)	12 Months Ended
	Dec. 31, 2021 MMBbls Bcf bbl	Dec. 31, 2020 bbl MMBbls Bcf
Light and medium crude oil [member]
Reserve Quantities [Line Items]
Beginning balance	40	46
Extensions & Discoveries	0
Improved Recovery & Infill Drilling	2	2
Technical Revisions	14	(4)
Acquisitions	0
Dispositions	0
Production	(4)	(4)
Change for the year	13	(6)
Ending balance	52	40
Developed	32	26
Undeveloped	21	14
Heavy crude oil and bitumen [member]
Reserve Quantities [Line Items]
Beginning balance	2	5
Extensions & Discoveries	0
Improved Recovery & Infill Drilling	1
Technical Revisions	7	(3)
Acquisitions	2
Dispositions	0
Production	(1)	(1)
Change for the year	9	(4)
Ending balance	10	2
Developed	7	2
Undeveloped	3	0
Natural gas [member]
Reserve Quantities [Line Items]
Beginning balance | Bcf	140	143
Extensions & Discoveries | Bcf	0	0
Improved Recovery & Infill Drilling | Bcf	26	5
Technical Revisions | Bcf	71	11
Acquisitions | Bcf	2
Dispositions | Bcf	0
Production | Bcf	(20)	(19)
Change for the year	81	(3)
Ending balance | Bcf	220	140
Developed | Bcf	147	105
Undeveloped | Bcf	73	35
Natural gas liquids [member]
Reserve Quantities [Line Items]
Beginning balance	6	6
Extensions & Discoveries	0
Improved Recovery & Infill Drilling	1	0
Technical Revisions	2
Acquisitions	0
Dispositions	0
Production	(1)	(1)
Change for the year	3	(1)
Ending balance	9	6
Developed	5	4
Undeveloped	3	2
Barrels of oil equivalent [member]
Reserve Quantities [Line Items]
Beginning balance	70	82
Extensions & Discoveries	1
Improved Recovery & Infill Drilling	8	3
Technical Revisions	35	(5)
Acquisitions	2
Dispositions	0
Production	(9)	(9)
Change for the year	37	(11)
Ending balance	108	70
Developed	69	48
Undeveloped	39	22